Combined capital and additional paid in capital-Disclosure of changes in combined capital and additional paid in capital (Detail) ( Parenthetical)		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of changes in combined capital and additional paid in capital
Equity					¥ 29,439,000	¥ 14,558,000			¥ 24,073,000
Issue of equity	[1]		¥ 0
Issued Capital [member]
Disclosure of changes in combined capital and additional paid in capital
Equity	[1]				¥ 0	¥ 0			¥ 0
Issue of equity	[1]		0
Issued Capital [member] | Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Equity | $		$ 1		$ 1				$ 0
Issue of equity | $		$ 0
Top of range [member] | Issued Capital [member] | Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Equity | $							$ 1.00
Top of range [member] | Issued Capital And Additional Paid in Capital
Disclosure of changes in combined capital and additional paid in capital
Issue of equity			¥ 1,000

[1]	Representing amount less than RMB1,000.